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                       SUPPLEMENT DATED JUNE 12, 2014 TO

              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED MAY 1, 2014 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

FUND AND PORTFOLIO NAME CHANGES

The following fund and portfolio name changes will take effect on August 11, 2014:

 -----------------------------------------------------------------------------
               OLD NAME                               NEW NAME
 -----------------------------------------------------------------------------
 DWS Variable Series I -- DWS Capital   Deutsche Variable Series I --
   Growth VIP -- Class B Shares           Deutsche Capital Growth VIP --
                                          Class B Shares
 -----------------------------------------------------------------------------
 DWS Variable Series II -- DWS Large    Deutsche Variable Series II --
   Cap Value VIP -- Class B Shares        Deutsche Large Cap Value VIP --
                                          Class B Shares
 -----------------------------------------------------------------------------
 DWS Variable Series II -- DWS Small    Deutsche Variable Series II --
   Mid Cap Value VIP -- Class B Shares    Deutsche Small Mid Cap Value VIP --
                                          Class B Shares
 -----------------------------------------------------------------------------

All references to the funds and portfolios in the prospectus and statement of additional information are revised accordingly.

19771CB SUPPA 06/12/14